INCOME TAXES - Unrecognized tax benefits (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Unrecognized tax benefits
Unrecognized tax benefits that could impact effective tax rate	$ 9.8	$ 10.3
Unrecognized tax benefits related to accrued interest and penalties	$ 0.1	$ 0.2